Fair Value Measurements (Schedule of Fair Value Hierarchy for Assets and Liabilities) (Details) - CAD ($) $ in Millions	Jul. 31, 2025	Oct. 31, 2024
Trading loans, securities, and other1
Trading loans, securities, and other	$ 205,679	$ 175,770
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	6,369	5,869
Derivatives
Derivatives	75,950	78,061
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	6,576	6,417
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	122,894	93,897
Securities purchased under reverse repurchase agreements	228,280	208,217
FINANCIAL LIABILITIES
Trading deposits	33,102	30,412
Derivatives
Derivatives	72,030	68,368
Securitization liabilities at fair value	23,340	20,319
Financial liabilities designated at fair value through profit or loss	194,626	207,914
Obligations related to securities sold short	40,658	39,515
Obligations related to securities sold under repurchase agreements	207,858	201,900
Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	205,679	175,770
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	6,369	5,869
Derivatives
Derivatives	75,950	78,061
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	6,576	6,417
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	122,894	93,897
Securities purchased under reverse repurchase agreements	7,660	10,488
FINANCIAL LIABILITIES
Trading deposits	33,102	30,412
Derivatives
Derivatives	72,030	68,368
Securitization liabilities at fair value	23,340	20,319
Financial liabilities designated at fair value through profit or loss	194,626	207,914
Obligations related to securities sold short	40,658	39,515
Obligations related to securities sold under repurchase agreements	11,830	9,736
Equity securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	80,773	68,728
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,294	4,415
Trading loans [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	27,096	23,518
Commodities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	26,996	14,466
Retained interest 1 [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	1	1
Securities [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	5,996	2,812
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	6,576	6,417
Loans 1 [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	373	3,057
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	165	230
Interest rate contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	10,845	15,442
Derivatives
Derivatives	8,760	13,444
Foreign exchange contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	52,246	51,061
Derivatives
Derivatives	43,292	40,978
Credit contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	41	6
Derivatives
Derivatives	1,419	403
Equity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	9,174	6,231
Derivatives
Derivatives	14,725	7,998
Commodity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	3,644	5,321
Derivatives
Derivatives	3,834	5,545
Canadian government federal debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	11,027	10,242
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	15,573	18,139
Canadian government provincial debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	5,074	6,398
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	20,828	21,270
United States federal state municipal governments and agencies debt [Member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	21,498	18,861
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	52,342	35,197
Other OECD government-guaranteed debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,418	9,722
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	7,727	1,679
Mortgage-backed securities [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	896	1,352
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,975	2,137
Canadian issuers [member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	6,176	6,623
Other issuers [member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	18,724	15,859
Assets backed security [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	7,769	1,384
Corporate and other debt [member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	13,221	9,446
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	114,864	82,877
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	407	391
Derivatives
Derivatives	583	661
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,677	1,058
Securities purchased under reverse repurchase agreements	0	0
FINANCIAL LIABILITIES
Trading deposits	0	0
Derivatives
Derivatives	411	706
Securitization liabilities at fair value	0	0
Financial liabilities designated at fair value through profit or loss	0	0
Obligations related to securities sold short	15,009	1,783
Obligations related to securities sold under repurchase agreements	0	0
Level 1 of fair value hierarchy [member] | Equity securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	80,655	68,682
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,137	1,058
Level 1 of fair value hierarchy [member] | Trading loans [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Commodities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	25,713	13,504
Level 1 of fair value hierarchy [member] | Retained interest 1 [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Securities [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	407	391
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	0	0
Level 1 of fair value hierarchy [member] | Loans 1 [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Interest rate contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	2	2
Derivatives
Derivatives	2	3
Level 1 of fair value hierarchy [member] | Foreign exchange contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	0	47
Derivatives
Derivatives	2	30
Level 1 of fair value hierarchy [member] | Credit contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	0	0
Derivatives
Derivatives	0	0
Level 1 of fair value hierarchy [member] | Equity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	163	64
Derivatives
Derivatives	0	0
Level 1 of fair value hierarchy [member] | Commodity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	418	548
Derivatives
Derivatives	407	673
Level 1 of fair value hierarchy [member] | Canadian government federal debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	5,310	691
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	170	0
Level 1 of fair value hierarchy [member] | Canadian government provincial debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | United States federal state municipal governments and agencies debt [Member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	2,958	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,370	0
Level 1 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	228	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Mortgage-backed securities [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Canadian issuers [member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Other issuers [member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Assets backed security [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Corporate and other debt [member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	90,780	92,855
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	4,478	4,245
Derivatives
Derivatives	75,318	77,370
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	6,576	6,417
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	118,064	89,477
Securities purchased under reverse repurchase agreements	7,660	10,488
FINANCIAL LIABILITIES
Trading deposits	32,704	29,907
Derivatives
Derivatives	71,388	67,441
Securitization liabilities at fair value	23,340	20,319
Financial liabilities designated at fair value through profit or loss	194,624	207,890
Obligations related to securities sold short	25,649	37,732
Obligations related to securities sold under repurchase agreements	11,830	9,736
Level 2 of fair value hierarchy [member] | Equity securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	90	34
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	4	2
Level 2 of fair value hierarchy [member] | Trading loans [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	27,096	23,518
Level 2 of fair value hierarchy [member] | Commodities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	1,283	962
Level 2 of fair value hierarchy [member] | Retained interest 1 [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	1	1
Level 2 of fair value hierarchy [member] | Securities [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	4,105	1,188
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	6,576	6,417
Level 2 of fair value hierarchy [member] | Loans 1 [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	373	3,057
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	165	230
Level 2 of fair value hierarchy [member] | Interest rate contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	10,833	15,440
Derivatives
Derivatives	8,684	13,283
Level 2 of fair value hierarchy [member] | Foreign exchange contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	52,239	51,001
Derivatives
Derivatives	43,285	40,936
Level 2 of fair value hierarchy [member] | Credit contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	41	6
Derivatives
Derivatives	1,419	403
Level 2 of fair value hierarchy [member] | Equity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	9,011	6,167
Derivatives
Derivatives	14,593	7,974
Level 2 of fair value hierarchy [member] | Commodity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	3,194	4,756
Derivatives
Derivatives	3,407	4,845
Level 2 of fair value hierarchy [member] | Canadian government federal debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	5,717	9,551
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	15,403	18,139
Level 2 of fair value hierarchy [member] | Canadian government provincial debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	5,074	6,398
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	20,828	21,270
Level 2 of fair value hierarchy [member] | United States federal state municipal governments and agencies debt [Member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	18,540	18,861
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	50,972	35,197
Level 2 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,190	9,722
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	7,727	1,679
Level 2 of fair value hierarchy [member] | Mortgage-backed securities [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	896	1,352
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,975	2,137
Level 2 of fair value hierarchy [member] | Canadian issuers [member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	6,169	6,611
Level 2 of fair value hierarchy [member] | Other issuers [member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	18,724	15,845
Level 2 of fair value hierarchy [member] | Assets backed security [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	7,769	1,384
Level 2 of fair value hierarchy [member] | Corporate and other debt [member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	13,221	9,439
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	35	38
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	1,484	1,233
Derivatives
Derivatives	49	30
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,153	3,362
Securities purchased under reverse repurchase agreements	0	0
FINANCIAL LIABILITIES
Trading deposits	398	505
Derivatives
Derivatives	231	221
Securitization liabilities at fair value	0	0
Financial liabilities designated at fair value through profit or loss	2	24
Obligations related to securities sold short	0	0
Obligations related to securities sold under repurchase agreements	0	0
Level 3 of fair value hierarchy [member] | Equity securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	28	12
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,153	3,355
Level 3 of fair value hierarchy [member] | Trading loans [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 3 of fair value hierarchy [member] | Commodities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 3 of fair value hierarchy [member] | Retained interest 1 [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 3 of fair value hierarchy [member] | Securities [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	1,484	1,233
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	0	0
Level 3 of fair value hierarchy [member] | Loans 1 [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Interest rate contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	10	0
Derivatives
Derivatives	74	158
Level 3 of fair value hierarchy [member] | Foreign exchange contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	7	13
Derivatives
Derivatives	5	12
Level 3 of fair value hierarchy [member] | Credit contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	0	0
Derivatives
Derivatives	0	0
Level 3 of fair value hierarchy [member] | Equity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	0	0
Derivatives
Derivatives	132	24
Level 3 of fair value hierarchy [member] | Commodity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	32	17
Derivatives
Derivatives	20	27
Level 3 of fair value hierarchy [member] | Canadian government federal debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Canadian government provincial debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | United States federal state municipal governments and agencies debt [Member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Mortgage-backed securities [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Canadian issuers [member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7	12
Level 3 of fair value hierarchy [member] | Other issuers [member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	14
Level 3 of fair value hierarchy [member] | Assets backed security [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Corporate and other debt [member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	$ 0	$ 7